Land Use Rights (Tables)	12 Months Ended
Dec. 31, 2017
Land Use Rights [Abstract]
Schedule of land use rights
	December 31, 2017	December 31, 2016
Land use rights	$232,550	$117,094
Accumulated depreciation	(21,527)	(6,273)
Land use rights, net	$211,023	$110,821